Insurance contracts linked to pensions (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Insurance contracts linked to pensions
Assets arising from insurance contracts	€ 210	€ 239	€ 269
Banco Santander S.A.
Insurance contracts linked to pensions
Assets arising from insurance contracts	€ 210	€ 239	€ 269